Share Option Scheme	12 Months Ended
Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share Option Scheme

25. SHARE OPTION SCHEME

The Company operates a share option scheme (the “Scheme”) for the purpose of providing incentives and rewards to eligible participants who contribute to the success of the Group’s operations. Eligible participants of the Scheme include the Company’s directors, including independent non-executive directors, and employees of any member of the Group. The Scheme became effective on December 21, 2017 and, unless otherwise cancelled or amended, will remain in force for 10 years from that date. The Scheme has a performance vesting condition and is subject to forfeiture if the participants cannot meet certain performance targets set by the board of directors.

Share options do not confer any voting rights, or rights to participate in any dividends or distributions.

The following share options were outstanding under the Scheme during the year:

	2020		2019		2018
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
	US$ per share	’000	US$ per share	’000	US$ per share	’000
At January 1,	0.9273	18,013	0.7782	14,311	0.5000	8,100
Granted during the year	15.6128	679	1.4973	3,757	1.0000	7,990
Forfeited during the year	0.9963	(2,769)	1.0909	(55)	0.5073	(1,779)
Exercised during the year	1.0131	(1,682)	—	—	—	—
At December 31,	1.9353	14,241	0.9273	18,013	0.7782	14,311
Exercisable at December 31	1.0703	4,619	0.7852	2,484	—	—

25. SHARE OPTION SCHEME (CONTINUED)

The weighted average share price at the date of exercise for share options exercised during the year was $14.9131 per share (2019 and 2018: No share options were exercised).

The exercise prices and exercise periods of the share options outstanding as at the end of the reporting period are as follows:

December 31, 2020
Number of options ’000	Exercise price* US$ per share	Exercise period
5,393	0.5	2019/12/25 - 2027/12/25
4,317	1.0	2019/07/01 - 2028/08/29
540	1.0	2019/12/31 - 2028/12/30
2,868	1.5	2020/07/02 - 2029/07/01
444	11.5	2020/11/29 - 2029/11/28
90	11.5	2021/06/05 - 2030/06/04
569	16.3	2021/09/01 - 2030/08/31
20	13.6	2021/11/19 - 2030/11/18
14,241

December 31, 2019
Number of options ’000	Exercise price* US$ per share	Exercise period
6,347	0.5	2019/12/25 - 2027/12/25
7,283	1.0	2019/07/01 - 2028/08/29
656	1.0	2019/12/31 - 2028/12/30
3,225	1.5	2020/07/02 - 2029/07/01
502	1.5	2020/11/29 - 2029/11/28
18,013

December 31, 2018
Number of options ’000	Exercise price* US$ per share	Exercise period
6,347	0.5	2019/12/25 - 2027/12/25
7,288	1.0	2019/07/01 - 2028/08/29
676	1.0	2019/12/31 - 2028/12/30
14,311

*

The exercise price of the share options is subject to adjustment in the case of rights or bonus issues, or other similar changes in the Company’s share capital. Pursuant to certain listing rules of the Hong Kong Stock Exchange to which members of the Genscript Group are subject to, the Company adjusted the exercise price of options granted during November 29, 2019 through December 9, 2019 to $11.50 per share. Concurrent with this adjustment, the Company agreed to pay each employee holding affected share options an amount in cash representing the difference between the adjusted exercise price over the original exercise price upon exercising the share options.

The fair value of the share options granted during the year was US$6,666,000 (US$9.817 each) (2019: US$1,099,000, US$0.294 each; 2018: US$4,329,000, US$0.269 each). The Group recognised share option expense of US$1,905,000 (2019: US$1,272,000, 2018: US$704,000) during the year ended December 31, 2020.

25. SHARE OPTION SCHEME (CONTINUED)

The fair value of equity-settled share options granted during the period was estimated, using a binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used:

	2020	2019	2018
Dividend yield (%)	—	—	—
Expected volatility (%)	73.0-87.2	66.4-80.3	64.2-66.4
Risk-free interest rate (%)	0.07-0.91	1.98-2.69	2.48-2.87
Expected life of options (year)	10	10	10

The volatility measured at the standard deviation of expected share price returns is based on statistical analysis of comparable listed companies in the same industry. The weighted average share price was US$15.6128 used in the share option fair value valuation model during the year ended December 31, 2020.

As at December 31, 2020, the Company had 14,241,000 share options outstanding under the Scheme. The exercise in full of the outstanding share options would, under the present capital structure of the Company, result in the issue of 14,241,000 additional ordinary shares of the Company, an additional share capital of US$1,424 and a share premium of US$23,122,000 (before issue expenses).